Related Party Transactions - Schedule of Transactions with a Related Party (Details) - An Affiliated Company - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Purchases of Storage and Transportation Service
Related Party Transaction [Line Items]
Transactions with a related party	¥ 15,183
Purchases of Inventories
Related Party Transaction [Line Items]
Transactions with a related party		¥ 389	¥ 67